Basis of Presentation and Summary of Significant Accounting Policies, Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	Sep. 26, 2020	Sep. 28, 2019
Allowance for Doubtful Accounts [Member]
Allowance for Doubtful Accounts [Abstract]
Allowance for doubtful accounts	$ 25	$ 28